Segments and Geographic Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Nov. 01, 2014	Feb. 01, 2014	Nov. 02, 2013	Aug. 03, 2013	May 04, 2013	Feb. 02, 2013	Oct. 27, 2012	Jul. 28, 2012	Apr. 28, 2012	Nov. 01, 2014 item	Nov. 02, 2013	Feb. 01, 2014 item	Feb. 02, 2013	Jan. 28, 2012
Segments and Geographic Information
Number of reportable segments										1		1
Sales by country
Net sales	$ 1,130	$ 1,555	$ 1,118	$ 904	$ 993	$ 1,524	$ 1,014	$ 892	$ 978	$ 3,130	$ 3,015	$ 4,570	$ 4,408	$ 4,210
UNITED STATES
Sales by country
Net sales	1,018		1,013							2,829	2,731	4,132	3,989	3,825
CANADA
Sales by country
Net sales	$ 112		$ 105							$ 301	$ 284	$ 438	$ 419	$ 385